                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
         (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended March 31, 2006

Total Return for the 6 Months Ended March 31, 2006

Class A	Class B	Class C	Class D	Russell 1000® Value Index[1]	S&P 500® Index[2]	S&P 500/ Barra Value Index[3]	Lipper Large-Cap Value Funds Index[4]
6.90%	6.57%	6.58%	7.09%	7.27%	6.38%	8.27%	6.35%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The reporting period began in the midst of a market downturn caused by the Gulf Coast hurricanes. Record high energy prices and a shortfall in consumer spending trends heightened concerns that the economy could be headed for recession. However, sentiment recovered in October on the back of more positive economic news, leading to a very strong rally in November. The stock market began 2006 on an upbeat note, despite disappointing news on the economic growth and corporate earnings fronts. The Federal Open Market Committee continued to raise the federal funds rate (with four increases during the six-month period) and, as of the close of the period, left the door open for future increases. Investors continued to view inflation as contained and considered the slow down in fourth quarter gross domestic product to be temporary, attributing the below expectation data to hurricane-related losses. The best performing sectors in the Russell 1000® Value Index were materials, telecommunication services and industrials. Consumer discretionary, consumer staples, energy and utilities were the Index’s most lagging sectors.

Performance Analysis

Morgan Stanley Value Fund underperformed the Russell 1000 Value Index and the S&P 500/Barra Value Index while the Fund outperformed the S&P 500® Index and the Lipper Large-Cap Value Funds Index for the six months ended March 31, 2006, assuming no deduction of applicable sales charges.

The Fund’s underweights relative to the Russell Index in the energy and utilities sectors proved advantageous during the period. Expensive valuations among these stocks provided few opportunities for our value-driven investment criteria, and during the period, energy and utilities stocks did not perform as well as they had earlier in 2005. Our stock selection in materials also added to gains as industry consolidation and other company specific factors propelled the Fund’s paper stocks.

In contrast, stock selection in financials was a significant drag on returns. Specifically, an unfavorable regulatory environment had a negative impact on select banking companies and government-sponsored enterprises. In addition, the flattening yield curve (that is, a narrowing in the yield spread between short- and long-term bonds) compressed profit margins of those financial companies — such as banks — that profit from the spread. Consumer staples was another area of weakness, as rising energy costs put downward pressure on these companies’ bottom lines. The Fund’s minimal exposure to industrials, the market’s second best performing group, also slowed relative gains.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
GlaxoSmithKline PLC (ADR) (United Kingdom)	4.7%
International Paper Co.	4.1
Freddie Mac	4.0
AT&T Inc.	4.0
Verizon Communications Inc.	3.7
Bristol-Myers Squibb Co.	3.5
Citigroup, Inc.	3.4
Bank of America Corp.	3.4
Alcoa, Inc.	2.6
Sprint Nextel Corp.	2.5

TOP FIVE INDUSTRIES
Pharmaceuticals: Major	16.1%
Major Banks	10.8
Major Telecommunications	10.2
Media Conglomerates	5.9
Finance/Rental/Leasing	4.4

Data as of March 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 65 percent of its assets in common stock that the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., believes is undervalued and currently is not being recognized within the marketplace. In deciding which securities to buy, hold or sell, the Investment Adviser begins with a universe of companies that have attributes that may qualify them as value companies. The Investment Adviser then screens these companies for liquidity and then relative value using an appropriate valuation measure for each sector or industry. The Investment Adviser evaluates the companies relative to competitive and market conditions within each industry. The Investment Adviser then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2006

	Class A Shares* (since 11/25/98)		Class B Shares** (since 11/25/98)		Class C Shares† (since 11/25/98)		Class D Shares†† (since 11/25/98)
Symbol	VLUAX		VLUBX		VLUCX		VLUDX
1 Year	8.53%	[5]	7.75%	[5]	7.75%	[5]	8.79	% [5]
	2.84	[6]	2.75	[6]	6.75	[6]	—
5 Years	4.90	[5]	4.13	[5]	4.17	[5]	5.18	[5]
	3.78	[6]	3.79	[6]	4.17	[6]	—
Since Inception	5.17	[5]	4.38	[5]	4.40	[5]	5.45	[5]
	4.40	[6]	4.38	[6]	4.40	[6]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund's primary benchmark is being changed from the S&P 500® Index to the Russell 1000® Value Index to more accurately reflect the Fund's investible universe.
(2)	The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Since the S&P 500/Barra Value Index results will no longer be calculated following second quarter 2006, we will be replacing the S&P 500/Barra Value Index with the S&P 500® Index as the Fund's secondary index.
(3)	The S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P 500® Index having lower price-to-book ratios. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(4)	The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(5)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(6)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/05 – 03/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/01/05	03/31/06	10/01/05 – 03/31/06
Class A
Actual (6.90% return)	$1,000.00	$1,069.00	$5.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.95	$5.04
Class B
Actual (6.57% return)	$1,000.00	$1,065.70	$9.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.21	$8.80
Class C
Actual (6.58% return)	$1,000.00	$1,065.80	$8.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55
Class D
Actual (7.09% return)	$1,000.00	$1,070.90	$3.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.19	$3.78

*	Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.75%, 1.70% and 0.75% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Value Fund

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Airlines (0.5%)
86,900	Southwest Airlines Co.	$1,563,331
	Aluminum (2.6%)
281,000	Alcoa, Inc.	8,587,360
	Beverages: Alcoholic (0.4%)
33,640	Anheuser-Busch Companies, Inc.	1,438,783
	Beverages: Non-Alcoholic (1.6%)
127,500	Coca-Cola Co. (The)	5,338,425
	Broadcasting (2.2%)
247,400	Clear Channel Communications, Inc.	7,177,074
	Cable/Satellite TV (2.7%)
164,900	Comcast Corp. (Class A)*	4,313,784
562,800	Liberty Media Corp. (Class A)*	4,620,588
		8,934,372
	Chemicals: Major Diversified (3.0%)
23,600	Dow Chemical Co. (The)	958,160
155,800	Du Pont (E.I.) de Nemours & Co.	6,576,318
43,500	Rohm & Haas Co.	2,125,845
		9,660,323
	Computer Communications (0.7%)
105,600	Cisco Systems, Inc.*	2,288,352
	Computer Peripherals (0.2%)
14,800	Lexmark International, Inc. (Class A)*	671,624
	Computer Processing Hardware (1.4%)
107,300	Dell, Inc.*	3,193,248
38,300	Hewlett-Packard Co.	1,260,070
		4,453,318
	Data Processing Services (0.9%)
17,965	Affiliated Computer Services, Inc. (Class A)*	1,071,792
40,900	First Data Corp.	1,914,938
		2,986,730
	Department Stores (0.9%)
38,208	Federated Department Stores, Inc.	$2,789,184
	Discount Stores (2.2%)
150,000	Wal-Mart Stores, Inc.	7,086,000
	Electric Utilities (1.2%)
63,100	American Electric Power Co., Inc.	2,146,662
6,800	Dominion Resources, Inc.	469,404
26,400	FirstEnergy Corp.	1,290,960
		3,907,026
	Electronic Components (0.2%)
64,700	Flextronics International Ltd. (Singapore)*	669,645
	Electronic Production Equipment (0.1%)
14,400	Novellus Systems, Inc.*	345,600
	Finance/Rental/Leasing (4.4%)
27,500	Fannie Mae	1,413,500
212,800	Freddie Mac	12,980,800
		14,394,300
	Financial Conglomerates (4.4%)
232,100	Citigroup, Inc.	10,964,404
80,900	JPMorgan Chase & Co.	3,368,676
		14,333,080
	Food: Major Diversified (3.8%)
142,700	Kraft Foods Inc. (Class A)	4,325,237
114,800	Unilever N.V. (NY Registered Shares) (Netherlands)	7,946,456
		12,271,693
	Household/Personal Care (1.8%)
104,300	Kimberly-Clark Corp.	6,028,540
	Industrial Conglomerates (0.3%)
30,400	General Electric Co.	1,057,312
	Information Technology Services (0.4%)
16,800	International Business Machines Corp.	1,385,496

See Notes to Financial Statements

Morgan Stanley Value Fund

Portfolio of Investments March 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Integrated Oil (0.9%)
23,000	Total S.A. (ADR) (France)	$3,029,790
	Investment Banks/Brokers (1.0%)
43,500	Merrill Lynch & Co., Inc.	3,426,060
	Life/Health Insurance (2.0%)
24,500	AFLAC, Inc.	1,105,685
31,300	Genworth Financial Inc. (Class A)	1,046,359
35,500	MetLife, Inc.	1,717,135
44,100	Torchmark Corp.	2,518,110
		6,387,289
	Major Banks (10.8%)
240,000	Bank of America Corp.	10,929,600
108,700	Bank of New York Co., Inc. (The)	3,917,548
72,600	PNC Financial Services Group	4,886,706
18,100	SunTrust Banks, Inc.	1,316,956
115,146	Wachovia Corp.	6,453,933
122,400	Wells Fargo & Co.	7,817,688
		35,322,431
	Major Telecommunications (10.2%)
478,100	AT&T Inc.	12,927,824
309,500	Sprint Nextel Corp.	7,997,480
358,100	Verizon Communications Inc.	12,196,886
		33,122,190
	Media Conglomerates (5.9%)
68,500	CBS Corp. (Class B)	1,642,630
227,200	Disney (Walt) Co. (The)	6,336,608
125,000	News Corp. (Class B)	2,195,000
320,600	Time Warner, Inc.	5,382,874
91,900	Viacom, Inc. (Class B)*	3,565,720
		19,122,832
	Medical Distributors (0.8%)
32,900	Cardinal Health, Inc.	2,451,708
	Medical Specialties (0.7%)
105,200	Boston Scientific Corp.*	2,424,860
	Multi-Line Insurance (1.1%)
41,000	American International Group, Inc.	$2,709,690
9,300	Hartford Financial Services Group, Inc. (The)	749,115
		3,458,805
	Packaged Software (0.4%)
53,300	Microsoft Corp.	1,450,293
	Pharmaceuticals: Major (16.1%)
49,700	Abbott Laboratories	2,110,759
465,100	Bristol-Myers Squibb Co.	11,446,111
292,900	GlaxoSmithKline PLC (ADR) (United Kingdom)	15,321,599
208,400	Pfizer, Inc.	5,193,328
61,400	Roche Holdings Ltd. (ADR) (Switzerland)	4,569,695
83,200	Sanofi-Aventis (ADR) (France)	3,947,840
266,600	Schering-Plough Corp.	5,062,734
102,400	Wyeth	4,968,448
		52,620,514
	Property – Casualty Insurers (3.2%)
800	Berkshire Hathaway, Inc. (Class B)*	2,409,600
56,590	Chubb Corp. (The)	5,400,949
59,225	St. Paul Travelers Companies, Inc. (The)	2,475,013
		10,285,562
	Publishing: Newspapers (0.5%)
19,200	Gannett Co., Inc.	1,150,464
17,900	Tribune Co.	490,997
		1,641,461
	Pulp & Paper (4.1%)
382,942	International Paper Co.	13,238,305
	Regional Banks (0.4%)
41,000	U.S. Bancorp	1,250,500
	Semiconductors (0.8%)
134,900	Intel Corp.	2,610,315
	Specialty Insurance (0.6%)
23,100	Ambac Financial Group, Inc.	1,838,760

See Notes to Financial Statements

Morgan Stanley Value Fund

Portfolio of Investments March 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Telecommunication Equipment (0.5%)
37,800	Nokia Corp. (ADR) (Finland)	$783,216
20,200	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	761,944
		1,545,160
	Tobacco (1.8%)
82,200	Altria Group, Inc.	5,824,692
	Total Common Stocks (Cost $286,087,171)	318,419,095

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (2.4%)
	Repurchase Agreement
$7,681	Joint repurchase agreement account 4.785% due 04/03/06 (dated 03/31/06; proceeds $7,684,063) (a) (Cost $7,681,000)	$7,681,000

Total Investments (Cost $293,768,171) (b)	100.1%	326,100,095
Liabilities in Excess of Other Assets	(0.1)	(177,722)
Net Assets	100.0%	$325,922,373

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $42,866,049 and the aggregate gross unrealized depreciation is $10,534,125, resulting in net unrealized appreciation of $32,331,924.

See Notes to Financial Statements

Morgan Stanley Value Fund

Summary of Investments March 31, 2006 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Pharmaceuticals: Major	$52,620,514	16.1%
Major Banks	35,322,431	10.8
Major Telecommunications	33,122,190	10.2
Media Conglomerates	19,122,832	5.9
Finance/Rental/Leasing	14,394,300	4.4
Financial Conglomerates	14,333,080	4.4
Pulp & Paper	13,238,305	4.1
Food: Major Diversified	12,271,693	3.8
Property – Casualty Insurers	10,285,562	3.2
Chemicals: Major Diversified	9,660,323	3.0
Cable/Satellite TV	8,934,372	2.7
Aluminum	8,587,360	2.6
Repurchase Agreement	7,681,000	2.4
Broadcasting	7,177,074	2.2
Discount Stores	7,086,000	2.2
Life/Health Insurance	6,387,289	2.0
Household/Personal Care	6,028,540	1.8
Tobacco	5,824,692	1.8
Beverages: Non-Alcoholic	5,338,425	1.6
Computer Processing Hardware	4,453,318	1.4
Electric Utilities	3,907,026	1.2
Multi-Line Insurance	3,458,805	1.1
Investment Banks/Brokers	$3,426,060	1.0%
Integrated Oil	3,029,790	0.9
Data Processing Services	2,986,730	0.9
Department Stores	2,789,184	0.9
Semiconductors	2,610,315	0.8
Medical Distributors	2,451,708	0.8
Medical Specialties	2,424,860	0.7
Computer Communications	2,288,352	0.7
Specialty Insurance	1,838,760	0.6
Publishing: Newspapers	1,641,461	0.5
Airlines	1,563,331	0.5
Telecommunication Equipment	1,545,160	0.5
Packaged Software	1,450,293	0.4
Beverages: Alcoholic	1,438,783	0.4
Information Technology Services	1,385,496	0.4
Regional Banks	1,250,500	0.4
Industrial Conglomerates	1,057,312	0.3
Computer Peripherals	671,624	0.2
Electronic Components	669,645	0.2
Electronic Production Equipment	345,600	0.1
	$326,100,095	100.1%

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $293,768,171)	$326,100,095
Receivable for:
Investments sold	732,008
Dividends	580,781
Shares of beneficial interest sold	42,443
Interest	1,021
Prepaid expenses and other assets	20,709
Total Assets	327,477,057
Liabilities:
Payable for:
Investments purchased	555,055
Shares of beneficial interest redeemed	544,581
Distribution fee	223,547
Investment advisory fee	113,656
Transfer agent fee	29,768
Administration fee	22,583
Accrued expenses and other payables	65,494
Total Liabilities	1,554,684
Net Assets	$325,922,373
Composition of Net Assets:
Paid-in-capital	$292,185,935
Net unrealized appreciation	32,331,924
Accumulated undistributed net investment income	880,957
Accumulated undistributed net realized gain	523,557
Net Assets	$325,922,373
Class A Shares:
Net Assets	$74,950,163
Shares Outstanding (unlimited authorized, $.01 par value)	5,390,172
Net Asset Value Per Share	$13.90
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$14.67
Class B Shares:
Net Assets	$216,068,659
Shares Outstanding (unlimited authorized, $.01 par value)	16,026,875
Net Asset Value Per Share	$13.48
Class C Shares:
Net Assets	$22,277,119
Shares Outstanding (unlimited authorized, $.01 par value)	1,652,708
Net Asset Value Per Share	$13.48
Class D Shares:
Net Assets	$12,626,432
Shares Outstanding (unlimited authorized, $.01 par value)	896,923
Net Asset Value Per Share	$14.08

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements continued

Statement of Operations

For the six months ended March 31, 2006 (unaudited)

Net Investment Income:
Income
Dividends (net of $40,057 foreign withholding tax)	$4,608,332
Interest	240,185
Total Income	4,848,517
Expenses
Distribution fee (Class A shares)	90,144
Distribution fee (Class B shares)	1,171,849
Distribution fee (Class C shares)	108,637
Investment advisory fee	757,936
Transfer agent fees and expenses	328,287
Administration fee	144,369
Shareholder reports and notices	46,891
Professional fees	33,240
Custodian fees	13,754
Registration fees	12,775
Trustees' fees and expenses	2,467
Other	20,512
Total Expenses	2,730,861
Less: amounts waived	(10,478)
Net Expenses	2,720,383
Net Investment Income	2,128,134
Net Realized and Unrealized Gain (Loss):
Net realized gain	26,241,071
Net change in unrealized appreciation	(4,348,832)
Net Gain	21,892,239
Net Increase	$24,020,373

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2006	FOR THE YEAR ENDED SEPTEMBER 30, 2005
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,128,134	$4,541,107
Net realized gain	26,241,071	51,254,430
Net change in unrealized appreciation	(4,348,832)	(15,392,010)
Net Increase	24,020,373	40,403,527
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,480,914)	(191,856)
Class B shares	(2,682,519)	(1,523,708)
Class C shares	(279,290)	(143,595)
Class D shares	(357,291)	(1,040,865)
Total Dividends	(4,800,014)	(2,900,024)
Net decrease from transactions in shares of beneficial interest	(116,561,327)	(60,153,539)
Net Decrease	(97,340,968)	(22,650,036)
Net Assets:
Beginning of period	423,263,341	445,913,377
End of Period (Including accumulated undistributed net investment income of $880,957 and $3,552,837, respectively)	$325,922,373	$423,263,341

See Notes to Financial Statements

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2006 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Value Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2006 (unaudited) continued

estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2006 (unaudited) continued

determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.37% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.32% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.27% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund’s operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent such operating expenses on an annualized basis exceed 0.75% of the average daily net assets of the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,026,139 at March 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.95%, respectively.

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2006 (unaudited) continued

The Distributor has informed the Fund that for the six months ended March 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $279,308 and $1,452, respectively and received $16,925 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006, aggregated $25,358,728 and $149,512,106, respectively. Included in the aforementioned transactions are sales of $49,678,904 with other Morgan Stanley funds, including net realized gains of $8,156,944.

At March 31, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 51,003 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2005, the Fund had a net capital loss carryforward of $22,931,103 which will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2006 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MARCH 31, 2006		FOR THE YEAR ENDED SEPTEMBER 30, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	227,560	$3,112,537	445,064	$5,819,585
Conversion from Class B	547,076	7,518,956	4,710,501	60,532,052
Reinvestment of dividends	95,731	1,303,852	12,722	166,404
Redeemed	(1,024,130)	(13,917,064)	(983,592)	(12,931,455)
Net increase (decrease) – Class A	(153,763)	(1,981,719)	4,184,695	53,586,586
CLASS B SHARES
Sold	239,719	3,135,847	3,405,984	42,568,060
Conversion to Class A	(564,560)	(7,518,956)	(4,870,681)	(60,532,052)
Reinvestment of dividends	180,305	2,387,231	107,344	1,363,267
Redeemed	(3,317,243)	(43,606,791)	(7,463,094)	(94,042,446)
Net decrease – Class B	(3,461,779)	(45,602,669)	(8,820,447)	(110,643,171)
CLASS C SHARES
Sold	49,347	650,474	346,177	4,341,511
Reinvestment of dividends	19,947	263,903	10,474	133,024
Redeemed	(332,901)	(4,325,067)	(666,269)	(8,434,784)
Net decrease – Class C	(263,607)	(3,410,690)	(309,618)	(3,960,249)
CLASS D SHARES
Sold	70,603	963,338	1,424,160	18,645,521
Reinvestment of dividends	15,223	209,776	55,309	731,733
Redeemed	(4,829,628)	(66,739,363)	(1,398,215)	(18,513,959)
Net increase (decrease) – Class D	(4,743,802)	(65,566,249)	81,254	863,295
Net decrease in Fund	(8,622,951)	$(116,561,327)	(4,864,116)	$(60,153,539)

7.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2006 (unaudited) continued

offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

Morgan Stanley Value Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MARCH 31, 2006		FOR THE YEAR ENDED SEPTEMBER 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.27		$12.23	$10.10	$7.86	$10.74	$10.33
Income (loss) from investment operations:
Net investment income‡	0.11		0.19	0.12	0.07	0.04	0.06
Net realized and unrealized gain (loss)	0.80		1.00	2.10	2.17	(2.92)	0.35
Total income (loss) from investment operations	0.91		1.19	2.22	2.24	(2.88)	0.41
Less dividends from net investment income	(0.28)		(0.15)	(0.09)	—	—	—
Net asset value, end of period	$13.90		$13.27	$12.23	$10.10	$7.86	$10.74
Total Return†	6.90	%(1)	9.71%	22.06%	28.50%	(26.82)%	3.97%
Ratios to Average Net Assets(3):
Expenses	1.00	%(2)	0.97%	1.28%	1.53%	1.42%	1.45%
Net investment income	1.69	%(2)	1.50%	1.06%	0.78%	0.36%	0.50%
Supplemental Data:
Net assets, end of period, in thousands	$74,950		$73,559	$16,621	$12,972	$11,396	$26,350
Portfolio turnover rate	7	%(1)	31%	83%	61%	56%	45%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2006		FOR THE YEAR ENDED SEPTEMBER 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.79		$11.80	$9.74	$7.64	$10.52	$10.20
Income (loss) from investment operations:
Net investment income (loss)‡	0.06		0.09	0.03	0.00	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.78		0.95	2.03	2.10	(2.84)	0.35
Total income (loss) from investment operations	0.84		1.04	2.06	2.10	(2.88)	0.32
Less dividends from net investment income	(0.15)		(0.05)	—	—	—	—
Net asset value, end of period	$13.48		$12.79	$11.80	$9.74	$7.64	$10.52
Total Return†	6.57	%(1)	8.85%	21.15%	27.49%	(27.38)%	3.14%
Ratios to Average Net Assets(3):
Expenses	1.75	%(2)	1.72%	2.03%	2.28%	2.18%	2.21%
Net investment income (loss)	0.94	%(2)	0.75%	0.31%	0.03%	(0.40)%	(0.26)%
Supplemental Data:
Net assets, end of period, in thousands	$216,069		$249,346	$334,125	$304,486	$321,210	$470,659
Portfolio turnover rate	7	%(1)	31%	83%	61%	56%	45%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2006		FOR THE YEAR ENDED SEPTEMBER 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.80		$11.81	$9.75	$7.64	$10.52	$10.20
Income (loss) from investment operations:
Net investment income (loss)‡	0.06		0.10	0.04	0.01	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.78		0.95	2.02	2.10	(2.84)	0.35
Total income (loss) from investment operations	0.84		1.05	2.06	2.11	(2.88)	0.32
Less dividends from net investment income	(0.16)		(0.06)	—	—	—	—
Net asset value, end of period	$13.48		$12.80	$11.81*	$9.75	$7.64	$10.52
Total Return†	6.58	%(1)	8.93%	21.15%	27.62%	(27.38)%	3.14%
Ratios to Average Net Assets(3):
Expenses	1.70	%(2)	1.71%	2.00%	2.21%	2.18%	2.21%
Net investment income (loss)	0.99	%(2)	0.76%	0.34%	0.10%	(0.40)%	(0.26)%
Supplemental Data:
Net assets, end of period, in thousands	$22,277		$24,526	$26,297	$22,068	$21,688	$28,097
Portfolio turnover rate	7	%(1)	31%	83%	61%	56%	45%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
*	Includes the effect of dividends from net investment income of $0.002 per share.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2006		FOR THE YEAR ENDED SEPTEMBER 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.44		$12.39	$10.23	$7.94	$10.83	$10.39
Income (loss) from investment operations:
Net investment income‡	0.14		0.23	0.16	0.09	0.06	0.09
Net realized and unrealized gain (loss)	0.81		0.99	2.12	2.20	(2.95)	0.35
Total income (loss) from investment operations	0.95		1.22	2.28	2.29	(2.89)	0.44
Less dividends from net investment income	(0.31)		(0.17)	(0.12)	—	—	—
Net asset value, end of period	$14.08		$13.44	$12.39	$10.23	$7.94	$10.83
Total Return†	7.09	%(1)	9.91%	22.42%	28.84%	(26.69)%	4.23%
Ratios to Average Net Assets(3):
Expenses	0.75	%(2)	0.72%	1.03%	1.28%	1.18%	1.21%
Net investment income	1.94	%(2)	1.75%	1.31%	1.03%	0.60%	0.74%
Supplemental Data:
Net assets, end of period, in thousands	$12,626		$75,832	$68,870	$45,204	$25,424	$13,944
Portfolio turnover rate	7	%(1)	31%	83%	61%	56%	45%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

36045RPT-RA06-00387P-Y03/06	MORGAN STANLEY FUNDS
Morgan Stanley Value Fund Semiannual Report March 31, 2006

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 18, 2006
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 18, 2006
                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 18, 2006                         /s/ Ronald E. Robison
                                           ---------------------------
                                           Ronald E. Robison
                                           Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley
Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 18, 2006                               /s/ Francis Smith
                                                 ----------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley
Value Fund and furnished to the Securities and Exchange Commission or its staff up

                                       9